PROPERTY, PLANT AND EQUIPMENT - Additional information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation	$ 5,513	$ 3,423
Cost of sales.
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation	$ 2,119	$ 575